RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 4,849	$ 5,163	$ 5,397
Income from equity accounted investments	826	1,020	(749)
Interest expense on debt obligations	2,683	2,593	2,592
General and administrative expense	930	924	816
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	53	35	32
Management fee income	92	42	32
Income from equity accounted investments	(22)	26	(11)
Interest expense on debt obligations	20	24	19
Interest on capital securities held by Brookfield Corporation	0	0	0
General and administrative expense	327	271	164
Construction costs	(68)	132	265
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	118	176	0
Distributions on Brookfield Corporation’s interest in Canholdco	113	369	0
Incentive Fees	$ 45	$ 35	$ 16